CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Sales	$ 1,643,939	$ 1,650,034	$ 2,597,916
Raw materials and energy consumption for production1	(1,027,130)	(879,286)	(1,285,086)
Other operating income	84,378	100,992	147,356
Staff costs	(279,864)	(305,859)	(314,810)
Other operating expense	(265,182)	(270,090)	(346,252)
Depreciation and amortization	(75,463)	(73,532)	(81,559)
Impairment loss	(43,052)	(25,290)	(56,999)
Other gain (loss)	555	(29)	(19)
Operating profit	38,181	196,940	660,547
Finance income	7,248	5,422	2,274
Finance costs	(21,942)	(38,793)	(61,015)
Exchange differences	13,565	(7,551)	(9,995)
Profit before tax	37,052	156,018	591,811
Income tax expense	(16,252)	(57,540)	(147,983)
Total Profit for the year	20,800	98,478	443,828
Profit for the year attributable to the Parent	23,538	82,662	440,314
(Loss) Profit attributable to non-controlling interests	(2,738)	15,816	3,514
Earnings per share
Profit for the year attributable to the Parent	$ 23,538	$ 82,662	$ 440,314
Weighted average number of basic shares outstanding	188,144,651	187,872,191	187,815,672
Weighted average number of dilutive shares outstanding	188,808,918	190,289,808	189,625,195
Basic earnings per ordinary share (U.S.$)	$ 0.13	$ 0.44	$ 2.34
Diluted earnings per ordinary share (U.S.$)	$ 0.12	$ 0.43	$ 2.32